Lease - Schedule of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Line Items]
Right-of-use assets	₩ 8,337	₩ 7,164	₩ 6,621
Lease liabilities
Current	3,589	3,179
Non-current	4,722	3,942
Total	8,311	7,121
Offices
Lease [Line Items]
Right-of-use assets	8,263	6,250	4,720
Vehicle
Lease [Line Items]
Right-of-use assets	0	121	368
Others
Lease [Line Items]
Right-of-use assets	₩ 74	₩ 793	₩ 1,533